Leases - Schedule of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Current portion	$ 280,145	$ 288,463
Long-term portion	865,982	1,165,723
Total lease liabilities	$ 1,146,127	$ 1,454,186	$ 1,244,472